Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Summarized unaudited quarterly financial data
Interest income	$ 4,417	$ 4,549	$ 4,504	$ 4,551	$ 4,657	$ 4,651	$ 4,547	$ 4,536	$ 18,021	$ 18,391
Interest expense	1,324	1,366	1,394	1,391	1,383	1,393	1,505	1,533	5,475	5,814
Net interest income	3,093	3,183	3,110	3,160	3,274	3,258	3,042	3,003	12,546	12,577
Provision for loan losses	117	96	101	10	528	303	127	24	324	982
Provision for income taxes	225	284	345	306	234	290	319	252	1,160	1,095
Net Income	$ 1,037	$ 1,136	$ 1,224	$ 1,135	$ 974	$ 1,090	$ 1,092	$ 990	$ 4,532	$ 4,146
Net income per share, basic	$ 0.73	$ 0.81	$ 0.87	$ 0.81	$ 0.68	$ 0.78	$ 0.78	$ 0.71	$ 3.22	$ 2.95